Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	As of:
	March 31,	March 31,
	2026	2025
Cash and cash equivalents	$49,919	$42,685
Restricted cash	-	7,705
Total cash, cash equivalents and restricted cash	$49,919	$50,390

Property, Plant and Equipment, Useful Life [Table Text Block]
	Years
Buildings and improvements		30
Land improvements	10	-	20
Machinery and equipment	5	-	15
Office equipment and furniture	3	-	5
Vehicles	3	-	5
Computer software	3	-	5